Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 841	$ 894	$ 1,322	$ 1,650
Less: Dividends declared on preference shares	(2)	(2)	(3)	(3)
Earnings used in consolidated earnings per share	839	892	1,319	1,647
Less: Loss (earnings) from discontinued operations, net of tax	3	(5)	(11)	(24)
Earnings used in earnings per share from continuing operations	$ 842	$ 887	$ 1,308	$ 1,623